Stock options (Tables)	12 Months Ended
Dec. 31, 2012
Fair values of options granted using weighted average assumptions

The fair values of options granted in fiscal years ended December 31, 2012 and 2011 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Expected dividend	0%	0%
Risk-free interest rate	1.09-1.26%	1.85-2.5%
Expected volatility	118-133%	121-132%
Expected life	7 years	7 years

Currency, Canadian Dollar [Member]
Options granted under the stock option plan are exercisable

The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	3,901	0.63-58.50	$1.26
Granted	310	0.54-0.81	0.62
Reinstated(1)	10	5.04-35.10	8.93
Exercised	-	-	-
Cancelled	(50)	35.10 –58.50	49.39
Outstanding at December 31, 2011	4,171	0.54-0.81	0.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2012	4,171	$0.54-0.81	$0.78

(1)	Includes 10 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which had either expired and or were cancelled prior to the agreed severance agreement.

Options reinstated agreement either expired and cancelled prior to the agreed severance
Price in Canadian Dollars	# outstanding and exercisable at December 31, 2012	Weighted average remaining life (years)
$0.54	88	5.26
$0.63	303	5.42
$0.81	3,780	4.64
TOTAL	4,171	4.70

Currency, U.S. Dollar [Member]
Options granted under the stock option plan are exercisable

The following options granted under the stock option plan are exercisable in U.S. dollars:

		Exercise Price in U.S. Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	721	$1.80 - 24.30	$9.90
Granted	138	0.50-0.63	0.54
Exercised	-	-	-
Reinstated(1)	104	$5.04-21.60	9.15
Outstanding at December 31, 2011	963	$0.50 - 24.30	$8.51
Granted	1,137	0.15-0.56	0.32
Exercised	-	-	-
Cancelled	(773)	$5.04-24.30	9.92
Outstanding at December 31, 2012	1,327	$0.15-11.34	0.67

(1) Includes104 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which were cancelled in error in 2010.

Options reinstated agreement either expired and cancelled prior to the agreed severance

Price in US Dollars	# Outstanding at December 31, 2012	# Exercisable at December 31, 2012	Remaining life (years)
$0.15	33	33	6.62
$0.18	61	61	6.38
$0.20	254	254	6.25
$0.35	689	689	6.89
$0.50	94	94	6.10
$0.56	100	100	6.97
$0.63	45	45	5.64
$1.80	4	4	2.71
$5.04	7	7	1.92
$5.22	2	2	2.41
$7.20	2	2	1.70
$10.26	23	23	1.37
$11.34	13	13	1.33
	1,327	1,327	6.44